Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	POSCO
Entity Central Index Key	0000889132
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity File Number	1-13368
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	76,015,472
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Address, Country	KR
Entity Voluntary Filers	No
ICFR Auditor Attestation Flag	true
ADS [Member]
Document Information [Line Items]
Trading Symbol	PKX
Title of 12(b) Security	American Depositary Shares, each representing one-fourth of one share of common stock
Security Exchange Name	NYSE
Common Stock [Member]
Document Information [Line Items]
Trading Symbol	PKX
Title of 12(b) Security	Common Stock
Security Exchange Name	NYSE